Deposits	12 Months Ended
Dec. 31, 2014
Deposits [Abstract]
Deposits
Deposits
The Corporation had U.S. certificates of deposit and other U.S. time deposits of $100 thousand or more totaling $32.4 billion and $38.3 billion at December 31, 2014 and 2013. Non-U.S. certificates of deposit and other non-U.S. time deposits of $100 thousand or more totaled $14.0 billion and $26.2 billion at December 31, 2014 and 2013. The table below presents the contractual maturities for time deposits of $100 thousand or more at December 31, 2014.

Time Deposits of $100 Thousand or More

(Dollars in millions)	Three Months or Less	Over Three Months to Twelve Months	Thereafter	Total
U.S. certificates of deposit and other time deposits	$15,327	$14,134	$2,948	$32,409
Non-U.S. certificates of deposit and other time deposits	12,446	1,308	253	14,007

The scheduled contractual maturities for total time deposits at December 31, 2014 are presented in the table below.

Contractual Maturities of Total Time Deposits

(Dollars in millions)	U.S.	Non-U.S.	Total
Due in 2015	$61,439	$14,165	$75,604
Due in 2016	4,119	176	4,295
Due in 2017	1,532	38	1,570
Due in 2018	775	—	775
Due in 2019	830	35	865
Thereafter	1,734	—	1,734
Total time deposits	$70,429	$14,414	$84,843